SCHEDULE OF KEY INFORMATION FOR THE RECALCULATION OF EMPLOYEE BENEFITS OBLIGATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Postemployment Benefits [Abstract]
Present Value of DBO, at the Beginning of Year	$ 136,936	$ 118,250
Post-employment benefits costs	201,771	23,401
Benefit paid – Excluding Plan Asset Payments	(66,533)
Actuarial gain on liabilities	(3,266)	(4,715)
Liabilities at the End of Year	$ 268,908	$ 136,936